DERIVATIVE LIABILITIES (Details Narrative) - USD ($)		12 Months Ended
	Jun. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants expired	2,108,750
Derivative liability	$ 34,530		$ 474,595
Derivative, loss on derivative	135,978	$ 440,065	$ (13,771,835)
Derivative liability written off	$ 34,350
Warrants expiration date		Feb. 04, 2023